Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Changes in sensitive amounts from December 31, 2018
Decrease in positive fair value movement	€ 137
Decrease in negative fair value movement	84
Decrease of Level 3 assets from December 31, 2018	24,200	€ 24,600
Increase of Level 3 liabilities from December 31, 2018	€ 7,700
These moves represent a percentage decrease of approximately	0.00%
Change in positive fair value movements	0.00%
change in negative fair value movements	0.00%
Increase in Group Level 3	0.00%